Pursuant to Rule 497(e)
Registration No. 333-11283

SunAmerica Series, Inc.

Focused Technology Portfolio

(the “Portfolio”)

Supplement dated April 23, 2012

to the Prospectus dated February 28, 2012

Effective April 23, 2012, Janet Walsh and Andrew Sheridan of SunAmerica replaced Dominic Vignola as the portfolio managers of the Portfolio. Accordingly, in the section entitled “Portfolio Manager” on page 36 of the Prospectus, the references to Dominic Vignola are hereby deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Janet Walsh	2012	Portfolio Manager and Senior Vice President at SunAmerica
Andrew Sheridan	2012	Portfolio Manager and Vice President at SunAmerica

In addition, in the section entitled “Information About Advisers—Focused Technology Portfolio” on page 72 of the Prospectus, the biographical information relating to Dominic Vignola is hereby deleted and replaced with the following:

Portfolio	Name, Title, and Affiliation of Portfolio Manager	Experience
Focused Technology Portfolio	Janet Walsh Portfolio Manager and Senior Vice President (SunAmerica)	See the Focused Large-Cap Growth Portfolio on page 71.
	Andrew Sheridan Portfolio Manager and Vice President (SunAmerica)	See the Focused Small-Cap Growth Portfolio on page 71.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP3_FOCPR_2-12

SunAmerica Series, Inc.

Focused Technology Portfolio

(the “Portfolio”)

Supplement dated April 23, 2012

to the Statement of Additional Information (“SAI”) dated February 28, 2012

Effective April 23, 2012, Janet Walsh and Andrew Sheridan of SunAmerica replaced Dominic Vignola as the portfolio managers of the Portfolio. Accordingly, in the section entitled “Additional Information about the Portfolio Managers” on page B-51 of the SAI, the following information relating to the Portfolio is hereby deleted and replaced with the following:

Other Accounts
			Number of Other Accounts Managed and Total Assets (in millions) by Account			Number of Accounts and Total Assets (in millions) for Which Advisory Fee Is Performance Based
Portfolio	Advisers/ Subadviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Technology Portfolio	SunAmerica	Janet Walsh	$4 644	—	—
	SunAmerica	Andrew Sheridan	$4 236	—	—

Additionally, in the section entitled “Portfolio Ownership” on page B-51 of the SAI, the following information relating to the Portfolio is hereby deleted and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Manager(s)	Dollar Range of Equity Securities in each Fund managed by the named Portfolio Manager
Technology Portfolio	SunAmerica	Janet Walsh	None
	SunAmerica	Andrew Sheridan	None

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_FOCPR_2-12